INVENTORY AND DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY AND DEPOSITS

NOTE 3 – INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	March 31, 2023 (unaudited)	December 31, 2022 (audited)

Inventory – finished goods	$8,150,255	$7,421,696
Inventory deposits	285,848	309,684
Total Inventory and deposits	$8,436,003	$7,731,380

With the Champion acquisition we will eliminate the need to hold any inventory with our American Rebel, Inc. subsidiary at its facility. We do not believe we have a risk of concentration in our purchasing of inventory materials, sourcing needs or manufacturing. As reported in our Annual Report filed on Form 10-K the Champion acquisition added approximately $5,400,000 in inventory on the date of purchase less intercompany deposits of approximately $600,000.

NOTE 3- INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	December 31, 2022	December 31, 2021

Inventory - Finished goods	$7,421,696	$685,854
Inventory - Deposits and other	309,684	-
Total Inventory	$7,731,380	$685,854

With the Champion acquisition we will soon eliminate the need to hold inventory with our American Rebel, Inc subsidiary at its facility. We do not believe we have a risk of concentration in our purchasing of inventory materials, sourcing needs or manufacturing. The Champion acquisition added approximately $5,400,000 in inventory on the date of purchase less intercompany deposits of approximately $600,000. We have added approximately $1,600,000 in new inventory purchases over the past 5 months and 3 days, enabling us to take advantage of pricing discounts.